Related Parties (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Disclosure of Transactions Between Related Parties

	Opening balance NZ$	Closing balance NZ$	Interest not charged NZ$	Interest paid/payable NZ$	Impairment NZ$

Loans to related parties
Cullen Investments Limited - 31 July 2018	11,535,677	12,791,201
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677	-	-	-
Whitespace Atelier Limited - 31 July 2018	272,665	722,385
Whitespace Atelier Limited - 31 January 2018	-	272,665	-	-	-
FOH Online Inc. - 31 July 2018	3,518,009	2,488,487
FOH Online Inc. - 31 January 2018	-	3,518,009	-	-	-

Loans from related parties
Naked Inc. - 31 July 2018	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)	-	-	-

Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Disclosure of Transactions Between Related Parties

	Opening		Closing	Interest not	Interest
	balance		balance	charged	paid/payable	Impairment
	NZ$		NZ$	NZ$	NZ$	NZ$

Loans from related parties
Cullen Investments Limited - 31 January 2018	13,051,321		11,535,677	-	-	-
Cullen Investments Limited - 31 January 2017	9,613,014		13,051,321	-	-	-
Cullen Investments Limited - 30 June 2016	4,010,083		9,613,014	-	-	-
Cullen Investments Limited - 30 June 2015	3,381,579		4,010,083	-	-	-
Whitespace Atelier Limited - 31 January 2018	-		272,665	-	-	-
Whitespace Atelier Limited - 31 January 2017	-		-	-	-	-

Loans to related parties
Naked Inc. - 31 January 2018	-		(1,368,577)	-	-	-
Naked Inc. - 31 January 2017	-		-	-	-	-
PS Holdings No. 2 Pty Limited - 30 June 2015	(21,078)		-	-	-	-
FOH Online Inc. – 31 January 2018		-	3,518,009